Summary of Significant Accounting Policies - Comprehensive Loss (Detail) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Comprehensive Income Loss [Abstract]
Other comprehensive income (loss)	$ 0	$ 0	$ 0	$ 0	$ 0